Information about the main subsidiaries (Tables)	12 Months Ended
Jun. 30, 2026
Information about the main subsidiaries
Schedule of information about principal subsidiaries
	Non-controlling interest % (1)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Book value of non-controlling interests
	Year ended June 30, 2026
Subsidiaries with direct participation of Cresud
IRSA	44.86%	797,719	4,056,934	455,469	1,978,774	2,420,410	1,085,796
Subsidiaries with indirect participation of Cresud
Brasilagro	64.78%	355,643	910,524	205,553	303,454	757,160	490,488
	Year ended June 30, 2025
Subsidiaries with direct participation of Cresud
IRSA	45.94%	751,656	3,738,312	452,502	1,804,592	2,232,874	1,025,782
Subsidiaries with indirect participation of Cresud
Brasilagro	64.78%	380,583	956,271	197,155	330,698	809,001	524,071
	Revenues	Net income / (loss)	Total comprehensive (loss) / income	Total comprehensive income/ (loss) attributable to non-controlling interest	Cash of operating activities	Cash of investing activities	Cash of financial activities	Net Increase/ (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	Year ended June 30, 2026
Subsidiaries with direct participation of Cresud
IRSA	657,599	420,977	(1,749)	27,467	151,288	(283,593)	12,570	(119,735)	(98,251)
Subsidiaries with indirect participation of Cresud
Brasilagro	285,369	(24,066)	(54,330)	(35,195)	(27,273)	34,221	(13,412)	(6,464)	(13,651)

	Year ended June 30, 2025
Subsidiaries with direct participation of Cresud
IRSA	625,706	261,911	(1,071)	1,250	348,184	(109,871)	47,430	285,743	(66,855)
Subsidiaries with indirect participation of Cresud
Brasilagro	263,373	62,725	2,855	1,850	(36,422)	45,701	(17,912)	(8,633)	(38,182)